UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		Independent Franchise Partners, LLP

				Address:   	Level 5
            					20 Balderton Street
            					London
            					W1K 6TL



					Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		John Kelly Jones

Title:		Chief Operating Officer

Phone:      	0044 207 495 9070


Signature, 		Place, 		and Date of Signing:
John Kelly Jones	London
28 October 2010
Report Type:

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	NONE

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  832,301

List of Other Included Managers:  NONE






	FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS		CUSIP		VALUE 		SHARES	SH/	PUT/	INVSTMT 	OTHER 		VOTING AUTHORITY
								(x$1000)	PRN AMT	PRH	CALL	DSCERETN	MANAGERS	SOLE	SHARED	NONE
ACCENTURE PLC                 COM		G1151C101	2257		53124   SH		Sole		None		53124	0	0
BROWN-FORMAN INC              COM		115637209	1323		21471   SH		Sole		None		21471	0	0
DENTSPLY INTL INC             COM		249030107	1011		31643   SH		Sole		None		31643	0	0
KIMBERLY-CLARK CORP           COM		494368103	2230		34295   SH		Sole		None		34295	0	0
KRAFT FOODS INC               COM		50075N104	1406		45568   SH		Sole		None		45568	0	0
MOODYS CORP                   COM		615369105	77257		3092783 SH		Other		None		2843413	0	249370
PEPSICO INC                   COM		713448108	1457		21944   SH		Sole		None		21944	0	0
REYNOLDS AMERICAN INC         COM		761713106	2102		35404   SH		Sole		None		35404	0	0
MONSANTO CO                   COM		61166W101	72166		1505655 SH		Other		None		1384202	0	121453
IHS INC COM                   COM		451734107	1592		23426   SH		Sole		None		23426	0	0
LAUDER ESTEE COS INC          COM		518439104	66101		1045406 SH		Other		None		961613	0	83793
MEAD JOHNSON NUTRITION CO     COM		582839106	84183		1479236 SH		Other		None		1359436	0	119800
JOHNSON & JOHNSON             COM		478160104	76189		1229660 SH		Other		None		1131906	0	97754
EBAY INC                      COM		278642103	84586		3466658 SH		Other		None		3181558	0	285100
PROCTER & GAMBLE CO           COM		742718109	70108		1169056 SH		Other		None		1075418	0	93638
MCGRAW HILL COMPANIES INC     COM		580645109	83444		2524030 SH		Other		None		2319795	0	204235
SCOTTS MIRACLE-GRO CO         COM		810186106	89593		1731944 SH		Other		None		1596905	0	135039
KELLOGG CO                    COM		487836108	76462		1513807 SH		Other		None		1392651	0	121156
HARLEY DAVIDSON INC           COM		412822108	77344		2719572 SH		Other		None		2500393	0	219179
CAREER ED CORP                COM		141665109	65948		3071665 SH		Other		None		2824076	0	247589
FORTUNE BRANDS INC            COM		349631101	68646		1394400 SH		Other		None		1282206	0	112194
PHILIP MORRIS INTL INC        COM		718172109	211454		3774622 SH		Other		None		3471040	0	303582